Business acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Business acquisition [Abstract]
Purchase consideration for acquisition	The final allocation of the purchase consideration for this acquisition is as follows:

Fair value
Accounts receivable and other	$1,887
Plant and equipment	23,239
Intangible assets	4,240
Goodwill	11,543
Accounts payable and accrued liabilities	(1,212)
Lease liabilities	(9,523)
$30,174